NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Loans Payable	$ 221,637	$ 239,308	$ 2,054,379
Loans Payable, Current	221,637	239,308	2,054,379
Loans Payable, Noncurrent
49% of Shareholder of SwissLink 1
Short-Term Debt [Line Items]
Loans Payable	18,457	19,929
49% of Shareholder of SwissLink 2
Short-Term Debt [Line Items]
Loans Payable	$ 203,180	$ 219,379